DESCRIPTION OF BUSINESS AND ORGANIZATION - Additional Information (Detail) - $ / shares		12 Months Ended
	May 03, 2021	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest acquired in subsidiary		100.00%
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares		2,600,000
Common Class A [Member] | New And Current Investors
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued		75,584,747
Common Class A [Member] | Endeavor Group Holdings
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued		57,378,497
Share price		$ 24
Common Class A [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares	24,495,000
Shares issued price per share	$ 24
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares	3,195,000